Transition disclosures - Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IRFS 9 (Details) - CLP ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Adoption of new standards
Assets, Carrying Amount IAS 39			$ 32,561,437
Assets, Reclassification on Transition to IFRS 9	$ 78,069
Assets, Remeasurement on Transition to IFRS 9	(51,125)
Assets, Carrying Amount IFRS 9	32,510,312
Liabilities, Carrying Amount IAS 39			32,561,437
Liabilities, Remeasurement on Transition to IFRS 9	(51,125)
Liabilities, Carrying Amount IFRS 9	32,510,312
Transition impact upon adoption of the ECL requirements of IFRS 9	85,926
Reclassification of an unrealized loss in other comprehensive income to the retained earnings, before tax	5,820
Taxation benefit on reclassification of unrealized loss from comprehensive income to the retained earnings	1,571
Total change in equity due to adopting of IFRS 9, before tax	91,746
TOTAL EQUITY
Adoption of new standards
Liabilities, Carrying Amount IAS 39			3,545,348
Liabilities, Remeasurement on Transition to IFRS 9	(62,726)
Liabilities, Carrying Amount IFRS 9	3,482,622
Paid-in capital
Adoption of new standards
Liabilities, Carrying Amount IAS 39			2,271,401
Liabilities, Carrying Amount IFRS 9	2,271,401
Reserves
Adoption of new standards
Liabilities, Carrying Amount IAS 39			809,557
Liabilities, Carrying Amount IFRS 9	809,557
Other comprehensive income
Adoption of new standards
Liabilities, Carrying Amount IAS 39			127
Liabilities, Reclassification on Transition to IFRS 9	4,249
Liabilities, Carrying Amount IFRS 9	4,376
Retained earnings from previous periods
Adoption of new standards
Liabilities, Carrying Amount IAS 39			64,986
Liabilities, Reclassification on Transition to IFRS 9	(4,249)
Liabilities, Remeasurement on Transition to IFRS 9	(62,726)
Liabilities, Carrying Amount IFRS 9	(1,989)
Income for the year
Adoption of new standards
Liabilities, Carrying Amount IAS 39			572,080
Liabilities, Carrying Amount IFRS 9	572,080
Provisions for minimum dividend
Adoption of new standards
Liabilities, Carrying Amount IAS 39			(172,804)
Liabilities, Carrying Amount IFRS 9	(172,804)
Non-controlling interest
Adoption of new standards
Liabilities, Carrying Amount IAS 39			1
Liabilities, Carrying Amount IFRS 9	1
TOTAL LIABILITIES
Adoption of new standards
Liabilities, Carrying Amount IAS 39			29,016,089
Liabilities, Remeasurement on Transition to IFRS 9	11,601
Liabilities, Carrying Amount IFRS 9	29,027,690
Current tax liabilities
Adoption of new standards
Liabilities, Carrying Amount IAS 39			3,453
Liabilities, Carrying Amount IFRS 9	3,453
Provisions
Adoption of new standards
Liabilities, Carrying Amount IAS 39			194,537
Liabilities, Reclassification on Transition to IFRS 9	11,374
Liabilities, Remeasurement on Transition to IFRS 9	11,601
Liabilities, Carrying Amount IFRS 9	217,512
Transition impact upon adoption of the ECL requirements of IFRS 9	11,601
Employee benefits
Adoption of new standards
Liabilities, Carrying Amount IAS 39			86,628
Liabilities, Carrying Amount IFRS 9	86,628
Other liabilities
Adoption of new standards
Liabilities, Carrying Amount IAS 39			308,563
Liabilities, Reclassification on Transition to IFRS 9	(11,374)
Liabilities, Carrying Amount IFRS 9	297,189
Financial assets held-for-trading
Adoption of new standards
Financial assets available-for-sale, Reclassification on Transition to IFRS 9	78,069
Loans and advances to banks
Adoption of new standards
Assets, Remeasurement on Transition to IFRS 9	(508)
Transition impact upon adoption of the ECL requirements of IFRS 9	508
Loans to customers
Adoption of new standards
Assets, Remeasurement on Transition to IFRS 9	(73,817)
Transition impact upon adoption of the ECL requirements of IFRS 9		$ 73,817
Financial assets available-for-sale
Adoption of new standards
Financial assets available-for-sale, Reclassification on Transition to IFRS 9	(1,526,315)
Financial assets available-for-sale, Equity
Adoption of new standards
Financial assets available-for-sale, Reclassification on Transition to IFRS 9	10,252
Financial assets available-for-sale, Debt
Adoption of new standards
Financial assets available-for-sale, Reclassification on Transition to IFRS 9	1,516,063
FVOCI
Adoption of new standards
Other assets, Reclassification on Transition to IFRS 9	1,526,315
Financial assets at fair value through OCI, Equity
Adoption of new standards
Assets, Reclassification on Transition to IFRS 9	(10,252)
Financial assets at fair value through OCI, Debt
Adoption of new standards
Assets, Reclassification on Transition to IFRS 9	(1,516,063)
Intangible assets
Adoption of new standards
Assets, Carrying Amount IAS 39			72,455
Assets, Carrying Amount IFRS 9	72,455
Property and equipment
Adoption of new standards
Assets, Carrying Amount IAS 39			216,259
Assets, Carrying Amount IFRS 9	216,259
Investments properties
Adoption of new standards
Assets, Carrying Amount IAS 39			14,306
Assets, Carrying Amount IFRS 9	14,306
Current tax assets
Adoption of new standards
Assets, Carrying Amount IAS 39			23,032
Assets, Carrying Amount IFRS 9	23,032
Deferred tax assets, net
Adoption of new standards
Assets, Carrying Amount IAS 39			161,265
Assets, Remeasurement on Transition to IFRS 9	23,200
Assets, Carrying Amount IFRS 9	184,465
Other assets
Adoption of new standards
Assets, Carrying Amount IAS 39			604,800
Other assets, Reclassification on Transition to IFRS 9	78,069
Assets, Carrying Amount IFRS 9	526,731
AC | Current accounts and other demand deposits
Adoption of new standards
Liabilities, Carrying Amount IAS 39			8,915,706
Liabilities, Carrying Amount IFRS 9	8,915,706
AC | Transactions in the course of payment
Adoption of new standards
Liabilities, Carrying Amount IAS 39			29,871
Liabilities, Carrying Amount IFRS 9	29,871
AC | Cash collateral on securities lent and reverse repurchase agreements
Adoption of new standards
Liabilities, Carrying Amount IAS 39			195,392
Liabilities, Carrying Amount IFRS 9	195,392
AC | Saving accounts and time deposits
Adoption of new standards
Liabilities, Carrying Amount IAS 39			10,067,778
Liabilities, Carrying Amount IFRS 9	10,067,778
AC | Borrowings from financial institutions
Adoption of new standards
Liabilities, Carrying Amount IAS 39			1,195,028
Liabilities, Carrying Amount IFRS 9	1,195,028
AC | Debt issued
Adoption of new standards
Liabilities, Carrying Amount IAS 39			6,488,975
Liabilities, Carrying Amount IFRS 9	6,488,975
AC | Other financial obligations
Adoption of new standards
Liabilities, Carrying Amount IAS 39			137,163
Liabilities, Carrying Amount IFRS 9	137,163
FVPL | Derivate instruments
Adoption of new standards
Liabilities, Carrying Amount IAS 39			1,392,995
Liabilities, Carrying Amount IFRS 9	1,392,995
L&R | Cash and due from banks
Adoption of new standards
Assets, Carrying Amount IAS 39			1,057,393
L&R | Transactions in the course of collection
Adoption of new standards
Assets, Carrying Amount IAS 39			255,968
L&R | Cash collateral on securities borrowed and reverse repurchase agreements
Adoption of new standards
Assets, Carrying Amount IAS 39			91,641
L&R | Loans and advances to banks
Adoption of new standards
Assets, Carrying Amount IAS 39			760,021
L&R | Loans to customers
Adoption of new standards
Assets, Carrying Amount IAS 39			24,955,692
L&R | Financial assets available-for-sale
Adoption of new standards
Assets, Carrying Amount IAS 39			1,526,315
AC | Cash and due from banks
Adoption of new standards
Assets, Carrying Amount IFRS 9	1,057,393
AC | Transactions in the course of collection
Adoption of new standards
Assets, Carrying Amount IFRS 9	255,968
AC | Cash collateral on securities borrowed and reverse repurchase agreements
Adoption of new standards
Assets, Carrying Amount IFRS 9	91,641
AC | Loans and advances to banks
Adoption of new standards
Assets, Carrying Amount IFRS 9	759,513
AC | Loans to customers
Adoption of new standards
Assets, Carrying Amount IFRS 9	24,881,875
AC | Investments in other companies
Adoption of new standards
Assets, Carrying Amount IAS 39			35,771
FVPL | Financial assets held-for-trading
Adoption of new standards
Assets, Carrying Amount IAS 39			1,538,578
Assets, Carrying Amount IFRS 9	1,616,647
FVPL | Derivative instruments
Adoption of new standards
Assets, Carrying Amount IAS 39			$ 1,247,941
Assets, Carrying Amount IFRS 9	1,247,941
FVOCI | FVOCI
Adoption of new standards
Assets, Carrying Amount IFRS 9	1,526,315
FVOCI | Investments in other companies
Adoption of new standards
Assets, Carrying Amount IFRS 9	$ 35,771